VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2020
VARIABLE INTEREST ENTITIES
Schedule of carrying amounts and classifications of consolidated VIE's assets and liabilities, excluding intercompany balances

	At December 31,	At December 31,
	2019	2020
	$	$
Cash	14,011	42,064
Project assets	197,366	337,836
Other assets	12,091	79,580
Total assets	223,468	459,480

Short-term borrowings	139,708	180,773
Long-term borrowings	—	52,408
Other liabilities	66,569	60,845
Total liabilities	206,277	294,026